ACQUISITIONS AND DISPOSITIONS - Narrative (Details) $ in Thousands			12 Months Ended
	Oct. 31, 2025 USD ($)	Apr. 24, 2024 dispensary	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Business Combination [Line Items]
Measurement period adjustments				$ 150
Deferred and contingent consideration, short-term			$ 2,566	2,486
Deferred and contingent consideration, long-term			5,815	7,736
Other expense, net			(11,155)	(63,307)
Proceeds from disposals of property and equipment			676	432
Impairment loss			105,101	2,320
Cash
Business Combination [Line Items]
Proceeds from disposals of property and equipment	$ 400
Sonoma's Finest fka FloraCal
Business Combination [Line Items]
Proceeds from disposals of property and equipment			2,100
Impairment loss			$ 9,600
Impairment, Intangible Asset, Statement of Income or Comprehensive Income [Extensible Enumeration]			Impairment loss
Impairment of Intangible Assets (Excluding Goodwill)			$ 3,200
Sonoma's Finest fka FloraCal | Property, Plant and Equipment, Other Types
Business Combination [Line Items]
Impairment loss			1,700
Sonoma's Finest fka FloraCal | Other Capitalized Property Plant and Equipment
Business Combination [Line Items]
Impairment loss			4,700
Keystone
Business Combination [Line Items]
Ownership interest (in percent)		100.00%
Number of businesses acquired | dispensary		2
Business Combination, Acquisition-Related Cost, Expense				800
Measurement period adjustments				100
Pro forma revenue				725,400
Pro forma net loss				60,600
Revenue				5,400
Net income				1,300
Deferred and contingent consideration, short-term			900	2,500
Reclassification of long-term deferred consideration to short-term				2,300
Other expense, net			(900)	(200)
Valley Agriceuticals, LLC
Business Combination [Line Items]
Deferred and contingent consideration, long-term			5,800	7,700
Reclassification of short-term deferred consideration to long-term			2,300	100
Other expense, net			$ (200)	$ (1,200)